Equity Method Investees - Additional Information (Detail) - EUR (€) € in Thousands			5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 27, 2018	Dec. 31, 2018	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017
Disclosure Of Investments Accounted For Using Equity Method [line items]
Equity investment	€ 40,220		€ 40,220		€ 40,220	€ 79		€ 97
(Gain) from loss of control in a former subsidiary					75,411
Revenue					428,539	448,880	[1]
Profit / (loss) before tax					40,548	(27,959)	[1]
Profit / (loss) for the period					33,119	(30,845)	[1]
Cash and cash equivalents	€ 62,131		€ 62,131		62,131	55,035		€ 64,981
Depreciation and amortisation					10,003	11,362
Income tax expense					€ 7,429	€ 2,886	[1]
Salena S.r.l. [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest of equity method investees					49.00%
Nars Miam LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest of equity method investees					49.00%
Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Purchase of interest in subsidiary		€ 30,000
Additional interest in subsidiary		23.54%
Cash consideration		€ 15,000		€ 15,000
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest in joint venture	49.00%		49.00%		49.00%
Equity investment	€ 40,133		€ 40,133		€ 40,133
Additional interest in subsidiary		23.54%
Carrying amount of assets and liabilities		€ 2,613		2,613
Fair value of retained interest					€ 48,024
Assumed discount rate	14.25%		14.25%		14.25%
Revenue			€ 13,836
Profit / (loss) before tax			1,135
Consideration received for trademarks					€ 15,000
Profit / (loss) for the period			635
Deferred revenue	€ 7,650		7,650		7,650
Cash and cash equivalents	32,845	€ (4,886)	32,845	(4,886)	32,845
Non current financial liabilities (excluding trade and other payables and provisions)	360		360		360
Depreciation and amortisation					427
Interest income					356
Interest expense					13
Income tax expense			500		500
Natuzzi Trading (Shanghai) Co., Ltd [member] | Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Cash consideration paid					€ 65,000
Stake rate					51.00%
Estimated fair value on acquisition	€ 48,024		€ 48,024		€ 48,024
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Equity method investment percentage	49.00%		49.00%		49.00%
Profit / (loss) for the period					€ 7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Ownership interest in joint venture					51.00%
Equity investment	€ 65,000		€ 65,000		€ 65,000
Capital injection in subsidiary					€ 35,000
Percentage of increase in share capital					27.46%
Purchase of interest in subsidiary					€ 30,000
Additional interest in subsidiary					23.54%
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Revenue				13,500
Profit / (loss) before tax				€ 1,603

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.